Equity-Based Compensation Expense - Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Parenthetical) (Detail) - Member Incentive Plan [Member] - USD ($)
$ / shares in Units, $ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award aggregate intrinsic value of options vested and expected to vest	$ 75,041	$ 0
Share based compensation by share based award weighted average fair value of options granted		$ 0.68
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based options unrecognized compensation costs	$ 448	$ 776
Share based compensation by share based options unrecognized compensation costs period for recognition	1 year 1 month 17 days	1 year 10 months 17 days